Financial instruments by category - Disclosure of Financial Liabilities (Details) - EUR (€) € in Thousands	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of financial liabilities [line items]
Financial liabilities	€ 985,907	€ 995,255	€ 967,847
Loans and borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	723,230	720,745	625,677
Warrant liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	12,051	30,979
Other non-current financial liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	29,705	29,471	29,753
Trade payables
Disclosure of financial liabilities [line items]
Financial liabilities	166,103	147,477	237,319
Other current liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	26,321	33,994	37,821
Accrued liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	28,497	32,589	37,277
At amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	958,081	947,235	967,847
At amortized cost | Loans and borrowings
Disclosure of financial liabilities [line items]
Financial liabilities	723,230	720,745	625,677
At amortized cost | Other non-current financial liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	14,286	22,048	29,753
At amortized cost | Trade payables
Disclosure of financial liabilities [line items]
Financial liabilities	166,103	147,477	237,319
At amortized cost | Other current liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	25,965	24,376	37,821
At amortized cost | Accrued liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	28,497	32,589	€ 37,277
At FVPL
Disclosure of financial liabilities [line items]
Financial liabilities	27,826	48,020
At FVPL | Warrant liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	12,051	30,979
At FVPL | Other non-current financial liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	15,419	7,423
At FVPL | Other current liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	€ 356	€ 9,618